Property and Equipment	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Property and Equipment

3.    Property and Equipment

Property and equipment, net consists of the following:

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102

Depreciation expense on property and equipment was $4,131,  $1,185 and $1,934 during the years ended December 31, 2019, 2018 and 2017, respectively.

In 2019, the Company disposed of furniture and fixtures that were no longer in use. The loss on disposal of fixed assets for the year ended December 31, 2019, 2018 and 2017 totaled $730,  $0, and $185, respectively.